Segmented Information	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Segmented Information

Note 10 Segmented Information

For the Nine months year-to-date period ended September 30, 2012 and 2011 the details of identifiable revenues by geographic segments are as follows:

	September 30, 2011	September 30, 2012

Asia	$0	$
Middle East	7,000		1,750

Total Revenues per Quarter Period	$7,000		$1,750